                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended March 31, 1993
                                              --------------

Check here if Amendment [X]             Amendment Number :   6
                                                          -------
   This Amendment (Check only one): [X]   is a restatement
                                    [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -----------------------------
Address:  1 Lafayette Place
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

Form 13F File Number:    28-2610
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          ----------------------------------------
Title:    Vice President of General Partner
          ----------------------------------------
Phone:    (203) 861-4600
          ----------------------------------------

Signature, Place, and Date of Signing:

          /s/ E.J. BIRD                             Greenwich, CT  May 14, 1999
          ----------------------------------------  -------------  -------------
                         (Signature)                (City, State)     (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F Summary Page


Report Summary:


Number of Other Included Manager:                        NONE
Form 13F Information Table Entry Total:                      8
Form 13F Information Table Value Total:               $243,880
                                                      --------
                                                     (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F Information Table


Page 1 of 1

            Column 1:              Column 2:    Column 3:      Column 4:                 Column 5:            Column 6     Column 7
                                                                             ------------------------------
                                                                                                             ----------------------
                                                              Fair Market     Shares or                      Investment     Other
                                   Title of      CUSIP           Value        Principal   SH/PRN  Put/Call   Discretion    Managers
         Name of Issuer              Class       Number       (x $1,000)        Amount
-----------------------------------------------------------------------------------------------------------------------------------

American Express Co               Common      025816-10-9        27,000       1,000,000     SH                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Enquirer/Star Group Inc           Common      293554-10-1         9,306         547,400     SH                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Federal Home Ln Mtg Corp          Common      313400-30-1        53,198       1,061,300     SH                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Fund Amern Enterprises Hldgs      Common      360768-10-5        37,976         471,700     SH                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

International Business Machs      Common      459200-10-1           254           5,000     SH                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

RJR Nabisco Holdings Corp         Common      74960K-10-8        39,110       4,813,500     SH                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Salomon Inc                       Common      79549B-10-7        29,241         754,600     SH                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Wells Fargo & Co                  Common      949740-10-4        47,795         440,000     SH                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

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-----------------------------------------------------------------------------------------------------------------------------------

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GRAND TOTAL                                                     243,880
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
            Column 1:             :              Column 8:
                                             Voting Authority
                                  ------------------------------------

                                      (a) Sole   (b) Shared   (c) None
         Name of Issuer
----------------------------------------------------------------------

American Express Co                  1,000,000
----------------------------------------------------------------------

Enquirer/Star Group Inc                547,400
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Federal Home Ln Mtg Corp             1,061,300
----------------------------------------------------------------------

Fund Amern Enterprises Hldgs           471,700
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International Business Machs             5,000
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RJR Nabisco Holdings Corp            4,813,500
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Salomon Inc                            754,600
----------------------------------------------------------------------

Wells Fargo & Co                       440,000
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GRAND TOTAL
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